UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818)456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     November 14, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $641,340 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    15314   467600 SH       DEFINED 01             467600        0        0
AMAZON COM INC                 NOTE  4.750% 2/0 023135AF3    31728 32500000 PRN      DEFINED 01           32500000        0        0
AMYLIN PHARMACEUTICALS INC     NOTE  2.500% 4/1 032346AD0    25903 22500000 PRN      DEFINED 01           22500000        0        0
CALPINE CORP                   NOTE  4.750%11/1 131347BJ4    14019 25000000 PRN      DEFINED 01           25000000        0        0
CARNIVAL CORP                  DBCV  1.132% 4/2 143658AV4    14949 20000000 PRN      DEFINED 01           20000000        0        0
CELL GENESYS INC               NOTE  3.125%11/0 150921AB0     3910  5000000 PRN      DEFINED 01            5000000        0        0
CHARTER COMMUNICATIONS INC D   NOTE  5.875%11/1 16117MAE7     4152  5000000 PRN      DEFINED 01            5000000        0        0
CIBER INC                      SDCV  2.875%12/1 17163BAB8     8823 10000000 PRN      DEFINED 01           10000000        0        0
CIENA CORP                     NOTE  3.750% 2/0 171779AA9     7295  8000000 PRN      DEFINED 01            8000000        0        0
COMCAST HOLDINGS CORP          ZONES CV2% PCS   200300507    36675   900000 PRN      DEFINED 01             900000        0        0
COMMUNITY HEALTH SYS INC NEW   NOTE  4.250%10/1 203668AA6    15154 13000000 PRN      DEFINED 01           13000000        0        0
DIRECTV GROUP INC              COM              25459L106     7490   500000 SH       DEFINED 01             500000        0        0
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4    45130 45500000 PRN      DEFINED 01           45500000        0        0
EMCORE CORP                    NOTE  5.000% 5/1 290846AC8     8719  9000000 PRN      DEFINED 01            9000000        0        0
GENERAL MTRS CORP              COM              370442105       30   300000 SH  CALL DEFINED 01             300000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733   100482  5800000 SH       DEFINED 01            5800000        0        0
GETTY IMAGES INC               SDCV  0.500% 6/0 374276AH6    29226 15000000 SH       DEFINED 01           15000000        0        0
INCYTE CORP                    NOTE  3.500% 2/1 45337CAE2    12080 16000000 PRN      DEFINED 01           16000000        0        0
LIBERTY MEDIA CORP             DEB   4.000%11/1 530715AG6    51425 85000000 PRN      DEFINED 01           85000000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105       20   400000 SH  CALL DEFINED 01             400000        0        0
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AG2    34554 30000000 SH       DEFINED 01           30000000        0        0
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AH0    12001 10000000 PRN      DEFINED 01           10000000        0        0
MAXTOR CORP                    NOTE  6.800% 4/3 577729AC0     5936  6000000 PRN      DEFINED 01            6000000        0        0
MERCK & CO INC                 COM              589331107       98   150000 SH  CALL DEFINED 01             150000        0        0
NAVISTAR FINL CORP             NOTE  4.750% 4/0 638902AM8    28727 30000000 PRN      DEFINED 01           30000000        0        0
NEWS CORP                      CL A             65248E104     7016   450000 SH       DEFINED 01             450000        0        0
NORTHWEST AIRLS CORP           CL A             667280101        3   100000 SH  CALL DEFINED 01             100000        0        0
QUANTUM CORP                   NOTE  4.375% 8/0 747906AE5    13247 13500000 PRN      DEFINED 01           13500000        0        0
RADIO ONE INC                  CL D NON VTG     75040P405     3574   499950 SH       DEFINED 01             499950        0        0
RYERSON TULL INC NEW           NOTE  3.500%11/0 78375PAD9    11805 10000000 PRN      DEFINED 01           10000000        0        0
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802    47399   750000 SH       DEFINED 01             750000        0        0
SPRINT NEXTEL CORP             COM FON          852061100     1179    49595 SH       DEFINED 01              49595        0        0
SPRINT NEXTEL CORP             COM FON          852061100      721   826300 SH  PUT  DEFINED 01             826300        0        0
VERTEX PHARMACEUTICALS INC     NOTE  5.000% 9/1 92532FAD2     7482  7482000 PRN      DEFINED 01            7482000        0        0
WEBMD CORP                     NOTE  1.750% 6/1 94769MAE5    35074 37500000 PRN      DEFINED 01           37500000        0        0